INCOME TAXES (Schedule Of Components Of Income Tax Expense Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax expense	$ 507,154	$ 1,581,470	$ 1,387,373
Deferred tax expense (benefit)	(1,546,049)	370,019	(622,928)
Total (benefit) provision for income taxes	$ (1,038,895)	$ 1,951,489	$ 764,445